SHARE CAPITAL (Narrative) (Details) € / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended							3 Months Ended	12 Months Ended
	Mar. 08, 2024 USD ($) shares	May 14, 2023 USD ($) shares	Dec. 08, 2022 USD ($) $ / shares shares	Apr. 05, 2022 USD ($) shares	Sep. 21, 2023 USD ($) $ / shares shares	Apr. 26, 2023 USD ($) shares	Jan. 31, 2023 USD ($) shares	Dec. 23, 2022 USD ($) shares	Feb. 25, 2022 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Mar. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)
Class of Stock [Line Items]
Payment of stock issuance costs													$ 396	$ 520
Reverse stock split													On June 7, 2023, the Company filed an amendment to its Articles of Incorporation (the "Reverse Stock Split Articles Amendment") with the Ontario Ministry of Public and Business Service Delivery to effect a reverse stock split of the Company's common shares, no par value per share (the "common shares"), at a ratio of 1-for-20, which became effective at 12:00:01 a.m. Eastern Time on June 9, 2023 (the "Reverse Stock Split").
Stock issued during period, other (shares) | shares	50,000	30,000		35,000		80,000	16,250			5,555
Stock issued during period, other	$ 100	$ 100		$ 1,300		$ 400	$ 100			$ 200
Stock issued during period, acquisitions														$ 24,492
Stock options granted | shares										4,166
Stock options granted, exercise price | $ / shares										$ 45
Settlement payment				$ 400
Stock repurchased (shares) | shares														18,411
Stock repurchased														$ 255
September 2023 unit offering [Member]
Class of Stock [Line Items]
Offering unit | shares					1,369,000
Price per unit | $ / shares					$ 2
Gross proceeds					$ 2,700
Number of warrants issued | shares					1,369,000
Warrants issued during period, exercise price | $ / shares					$ 2.5
Gain on warrant modifications					$ 200
Payment of stock issuance costs					300
Fair value of warrants issued					$ 1,100
September 2023 unit offering [Member] | Placement agent [Member]
Class of Stock [Line Items]
Number of warrants issued | shares					54,760
Warrants issued during period, exercise price | $ / shares					$ 2.39
Fair value of warrants issued					$ 100
December 2022 unit offering [Member]
Class of Stock [Line Items]
Offering unit | shares			625,000
Price per unit | $ / shares			$ 8
Gross proceeds			$ 5,000
Number of warrants issued | shares			625,000
Warrants issued during period, exercise price | $ / shares			$ 8
Number of warrants with amended exercise price | shares					624,995
Warrant exercise price prior to amendment | $ / shares					$ 8
Warrant amended exercise price | $ / shares					$ 2.5
Payment of stock issuance costs			$ 400
Fair value of warrants issued			$ 2,000
December 2022 unit offering [Member] | Placement agent [Member]
Class of Stock [Line Items]
Number of warrants issued | shares			25,000
Warrants issued during period, exercise price | $ / shares			$ 8
Fair value of warrants issued			$ 100
November 2021 offering [Member]
Class of Stock [Line Items]
Number of warrants with amended exercise price | shares			66,250		61,250
Warrant exercise price prior to amendment | $ / shares			$ 75		$ 8
Warrant amended exercise price | $ / shares			$ 8		$ 2.5
FGH owners [Member]
Class of Stock [Line Items]
Stock issued during period, acquisitions (shares) | shares								2,176,297
Stock issued during period, acquisitions								$ 9,800
Fair value discount								7.50%
JustCBD owners [Member]
Class of Stock [Line Items]
Stock issued during period, acquisitions (shares) | shares									475,000
Stock issued during period, acquisitions									$ 14,700
Fair value discount									15.00%
Flora Beauty LLC [Member]
Class of Stock [Line Items]
Stock issued during period, acquisitions (shares) | shares											5,000
Stock issued during period, acquisitions											$ 200
Net asset acquired											13.00%
Stock options granted | shares											2,500
Stock options granted, exercise price | $ / shares											$ 34
Flora Med S.A.S [Member]
Class of Stock [Line Items]
Stock issued during period, acquisitions (shares) | shares										1,514
Stock issued during period, acquisitions										$ 100
Net asset acquired										10.00%
TruHC Pharma GmbH [Member] | TruHC Holding GmbH [Member]
Class of Stock [Line Items]
Price per unit | € / shares												€ 1			€ 1
Stock issued | shares												25,000	25,000
Receivable | €												€ 0			€ 12,500	€ 12,500